Unaudited Interim Condensed Consolidated Statement of Cash Flows - Parenthetical (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Interest paid on lease liabilities	€ 0.4	€ 0.4